Annual Fund Operating Expenses - Diversifying Strategies Fund	May 01, 2021
I
Operating Expenses:
Management Fee	none
Distribution (12b-1) Fee	none
Total Other Expenses	1.25%	[1],[2]
Acquired Fund Fees and Expenses	1.34%	[3]
Total Annual Fund Operating Expenses	2.59%	[2]
Less: Fee Waivers and/or Expense Reimbursements	1.05%	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.54%
N
Operating Expenses:
Management Fee	none
Distribution (12b-1) Fee	0.25%
Total Other Expenses	1.16%	[1],[2]
Acquired Fund Fees and Expenses	1.34%	[3]
Total Annual Fund Operating Expenses	2.75%	[2]
Less: Fee Waivers and/or Expense Reimbursements	0.96%	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.79%
R6
Operating Expenses:
Management Fee	none
Distribution (12b-1) Fee	none
Total Other Expenses	1.15%	[1],[2]
Acquired Fund Fees and Expenses	1.34%	[3]
Total Annual Fund Operating Expenses	2.49%	[2]
Less: Fee Waivers and/or Expense Reimbursements	1.05%	[4]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.44%

[1]	Other Expenses have been restated to exclude certain non-recurring organizational expenses incurred by the Fund in its initial fiscal period.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Other Expenses.
[3]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying mutual funds, money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[4]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. "Other Expenses" include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2022. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Other Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.